Decommissioning and Other Provisions - Change in Decommissioning and Other Provision Balances (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in other provisions [abstract]
Balance	CAD 343	CAD 398
Liabilities incurred	22	23
Liabilities settled	(50)	(59)
Liabilities disposed	(8)
Increase Through Adjustments Arising From Passage Of Time, Other Provisions, Net Of Receivable	23
Accretion of provisions (Note 20)	21	20	CAD 21
Revisions in estimated cash flows	42	17
Revisions in discount rates	110	44
Reversals	(4)	(96)
Change in foreign exchange rates	(8)	(4)
Balance	470	343	398
Decommissioning and restoration
Reconciliation of changes in other provisions [abstract]
Balance	293	233
Liabilities incurred	3	11
Liabilities settled	(19)	(23)
Liabilities disposed	(8)
Increase Through Adjustments Arising From Passage Of Time, Other Provisions, Net Of Receivable	23
Accretion of provisions (Note 20)		19
Revisions in estimated cash flows	41	12
Revisions in discount rates	110	44
Reversals	0	0
Change in foreign exchange rates	(6)	(3)
Balance	CAD 437	293	233
Decommissioning and restoration | Minimum
Reconciliation of changes in other provisions [abstract]
Use of lower, short-term discount rate (in years)	5 years
Increase (decrease) in discount rates, other provisions	(1.60%)
Decommissioning and restoration | Maximum
Reconciliation of changes in other provisions [abstract]
Use of lower, short-term discount rate (in years)	15 years
Increase (decrease) in discount rates, other provisions	(2.10%)
Other
Reconciliation of changes in other provisions [abstract]
Balance	CAD 50	165
Liabilities incurred	19	12
Liabilities settled	(31)	(36)
Liabilities disposed	0
Increase Through Adjustments Arising From Passage Of Time, Other Provisions, Net Of Receivable	0
Accretion of provisions (Note 20)		1
Revisions in estimated cash flows	1	5
Revisions in discount rates	0	0
Reversals	(4)	(96)
Change in foreign exchange rates	(2)	(1)
Balance	CAD 33	CAD 50	CAD 165